JPMorgan Growth Advantage Fund Expense Example, No Redemption - A C I Shares [Member] - JPMorgan Growth Advantage Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 621
Expense Example, No Redemption, 3 Years	842
Expense Example, No Redemption, 5 Years	1,081
Expense Example, No Redemption, 10 Years	1,765
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	152
Expense Example, No Redemption, 3 Years	490
Expense Example, No Redemption, 5 Years	852
Expense Example, No Redemption, 10 Years	1,737
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	76
Expense Example, No Redemption, 3 Years	254
Expense Example, No Redemption, 5 Years	447
Expense Example, No Redemption, 10 Years	$ 1,006